EQUITY INVESTMENT - SAWGRASS APR HOLDINGS LLC (Details) - USD ($)	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Equity Investment - Sawgrass APR Holdings LLC	$ 7,233,000	$ 7,233,000
Sawgrass APR Holdings LLC [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Equity Investment - Sawgrass APR Holdings LLC	7,233,000	7,233,000
Asset Management Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Equity Investment - Sawgrass APR Holdings LLC	$ 7,200,000
Asset Management Agreement [Member] | Sawgrass APR Holdings LLC [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Equity Investment - Sawgrass APR Holdings LLC		$ 7,233,000